SIM INCOME FUND

SCHEDULE OF INVESTMENTS

7/31/2021 - (unaudited)

Shares	Fair Value

99.37% MUTUAL FUNDS

76.94%	AGGREGATE BOND
	DFA Investment Grade Portfolio Institutional Class	421,247
16.01%	FOREIGN AGGREGATE BOND
	DFA Five-Year Global Fixed Income Portfolio Institutional Class	66,000
	DFA Short-Duration Real Return Portfolio Institutional Class	30,000
6.42%	GOVERNMENT INTERMEDIATE
	DFA Intermediate Government Fixed Income Portfolio Institutional Class	11,750
	DFA Short-Term Government Portfolio Institutional Class	24,900
99.37%	TOTAL MUTUAL FUNDS
0.16%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund , Institutional Class 0.07%*	10,667
99.53%	TOTAL INVESTMENTS
0.47%	Other assets, net of liabilities
100.00%	NET ASSETS

* Effective 7 day yield as of July 31, 2021 See Notes to Financial Statements

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

$ 5,004,409

726,000

315,000

1,041,000

154,278

262,944

417,222

6,462,631

10,672

6,473,303

30,611

$ 6,503,914

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$6,462,631	$-	$-	$6,462,631
Money Market	$10,672			$10,672
Total Investments	$6,473,303	$-	$-	$6,473,303

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $6,233,817 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$239,486
	Gross unrealized depreciation			-
	Net unrealized appreciation			$239,486